Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Receivables from third party payment platforms(1)	618	1,846
Deductible value-added tax	188	550
Prepaid expenses(2)	2,142	172
Others(3)	426	80
Total	3,374	2,648

(1)	Receivables from third party payment platforms consist of cash that had been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.

(2)	Prepaid expenses consist of prepaid sales and marketing expenses fees, rental fees, recruitment fee and other prepayments.

(3)	Others mainly consist of rental deposits and advance to staffs.